Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Activity for Restricted Stock and Deferred Stock Awards
During 2012, the activity for restricted stock and deferred stock awards was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance at January 1, 2012	10,437,888	$48.67
Granted	3,245,500	79.59
Vested	(3,744,454)	39.65
Forfeited	(454,069)	56.08
Balance at December 31, 2012	9,484,865	$62.44

Stock Option Awards
At December 31, 2012, PMI shares subject to option that remain under the 2008 Plan were as follows:

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2012	63,944	$27.07
Options exercised	(27,133)	28.35
Options cancelled	—	—
Balance/Exercisable at December 31, 2012	36,811	$26.13	1 year	$2	million